Subsequent events (Details) - Subsequent event - Ctrip ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Subsequent events
Loans from related parties	$ 273,828	¥ 1,773,800
Repayment term of loan from related parties	3 years	3 years
Loans to related parties	$ 285,000
Repayment term of loan to related parties	3 years	3 years